Short-Term Loans	12 Months Ended
Dec. 31, 2025
Short-Term Loans [Abstract]
SHORT-TERM LOANS
NOTE 5:-	SHORT-TERM LOANS

a.	In August 2023, the Company borrowed $325 from shareholders, officers, and investors. The loan was repayable within 30 days of the earlier of (i) receipt of the Company’s Horizon 2020 grant or (ii) consummation of the OceanTech merger (see Note 1b). In connection with the loan, the Company issued warrants to purchase Ordinary Shares. The proceeds were allocated between the warrants and the loan; the warrants were measured at fair value at the issuance date and the loan was subsequently measured at amortized cost. The fair value of the warrant resulted in a discount to the loan and the amortization of such discount was recognized as interest expense of $115 for the year ended December 31, 2024. Following cancellation of the OceanTech merger, the warrants were cancelled. In April 2024, after receipt of the Horizon 2020 grant, the Company repaid the loan in full.

b.

In January 2024, the Company received a $150 loan from several lenders (the “January 2024 Loan Lenders”), including from two directors of the Company (the “January 2024 Loan”). Pursuant to the agreement reached in October 2024 (the “2024 Loan Amendment”) with the January 2024 Loan Lenders, the January 2024 Loan Agreement has been extended until the earlier of an IPO consummation date or until August 31, 2025 (the “Maturity Date”), and bears interest at 8% per annum until maturity, commencing as of September 1, 2024. In addition, at the Maturity Date, the Company agreed to pay the January 2024 Loan Lenders an aggregate risk premium equal to $50.  During September 2025, the Company entered into an amendment of the 2024 Loan Agreement to extend the maturity date until November 30, 2025.

Furthermore, upon the occurrence of an IPO, the January 2024 Loan Lenders were granted warrants to purchase 61,539 ordinary shares at an exercise price of $5.00 per share.

See Notes 2(k) and 11(5).

The risk premium was accounted as additional interest to be paid upon maturity date, and the Company amortized such risk premium as interest expense during the term of the loan using the effective interest method. Upon the IPO, the Company and the January 2024 Loan Lenders mutually agreed to extend the maturity date to December 31, 2025 and to continue accrue interest through December 31, 2025. As of December 31, 2025, the loan balance, accrued interest and unamortized risk premium was approximately $221.

c.

Between October 2024 and November 2024, the Company entered into the October 2024 bridge loan agreements, pursuant to which the Company obtained bridge loans (the “Bridge Loans”) from the lenders thereto including certain related parties (the “Bridge Loan Lenders”) in the principal amount of $350. The Bridge Loans were to be repaid at the earlier of consummation of an IPO or on March 31, 2025 (the “Bridge Loans Maturity Date”) and bear interest at 8% per annum until maturity commencing as of September 1, 2024. In October 2024, the Company amended the bridge loan agreements pursuant to which the Bridge Loans may be extended beyond March 31, 2025 and until June 30, 2025, subject to the effectiveness of an IPO registration statement not later than March 31, 2025 and the fulfillment of additional cumulative conditions. In addition, at the Bridge Loans Maturity Date, the Company agreed to pay the Bridge Loan Lenders, on a pro rata basis to each Bridge Loan Lender participation to the loan amount, an aggregate risk premium equal to 30% of the loan amount.

Furthermore, upon the occurrence of an IPO, the Bridge Loan Lenders were granted with warrants to purchase 140,000 ordinary shares at an exercise price of $5.00 per share.

See Note 2(k) and 11(5).

On March 31, 2025, the Company and the Bridge Loan Lenders signed an amendment to the bridge loan agreements to extend the maturity date of the Bridge Loans until the earlier of August 31, 2025 or the consummation of an IPO. During September 2025, the Company entered into a further amendments of the bridge loan agreements extending the maturity date until November 30, 2025. The risk premium was accounted as additional interest to be paid upon maturity date, and the Company amortized such risk premium risk as interest expense during the term of the Bridge Loans using the effective interest method. Upon the IPO, the Company and the Bridge Loans lenders mutually agreed to extend the maturity date to December 31, 2025 and to continue accrue interest through December 31, 2025. As of December 31, 2025, the loan balance, accrued interest and unamortized risk premium was approximately $499.

d.

In December 2024, the Company entered into a loan agreement with the former Company’s Chief Executive Officer (the “CEO”), or the December 2024 Loan Agreement, according to which accrued payroll salary at the amount of $117 plus VAT was converted into a loan (the “December 2024 Loan”). The loan amount bears an 8% annual interest rate, which will be payable upon the earlier of the consummation of an IPO or March 31, 2025. In addition, upon maturity, the Company agreed to pay an aggregate risk premium equal to 30% of the loan amount (or approximately $35 plus VAT). It was agreed that if an IPO registration statement is declared effective no later than March 31, 2025, then the maturity date will be extended to June 30, 2025. On March 31, 2025, the Company and Company’s CEO entered into an amendment to the December 2024 Loan Agreement to extend the maturity date until the earlier of August 31, 2025 or the consummation of an IPO. During September 2025, the Company entered into a further amendment of the December 2024 Loan Agreement to extend the maturity date until November 30, 2025.

Furthermore, upon the occurrence of an IPO, the CEO was granted warrants to purchase 55,224 ordinary shares at an exercise price of $5.00 per share. See Notes 2(k) and 11(5).

The risk premium was accounted as additional interest to be paid upon maturity date, and the Company amortized such interest expense during the term of the loan using the effective interest method. Upon the IPO, the Company and the CEO mutually agreed to extend the maturity date to December 31, 2025 and to continue accrue interest through December 31, 2025. As of December 31, 2025, the loan balance, accrued interest and unamortized risk premium was approximately $162 (not including VAT).

e.

In April 2025, the Company entered into bridge loan agreements (the “April 2025 Loans” or “April 2025 Loan Agreements”), pursuant to which the Company obtained bridge loans in the amount of $200 from the lenders thereto including certain related parties, including the Company’s current chairman and CEO and one if its directors. The April 2025 Loans bear interest at 8% per annum until maturity and the Company agreed to pay the lenders an additional risk premium equal to 50% of their respective loan amount. The April 2025 Loan’s maturity date is the earlier of August 31, 2025, or the date of consummation of a Qualified IPO (consummation of an IPO on NYSE or the NASDAQ for a total offering of no less than $6,000). During September 2025, the Company entered into an amendment of the April 2025 Loan Agreements to extend the maturity date until November 30, 2025.

Furthermore, upon the occurrence of a Qualified IPO, the April 2025 Loan lenders, were granted warrants to purchase 92,309 Ordinary Shares at an exercise price of $5.00 per share. See Notes 2(k) and 11(5).

The risk premium was accounted as additional interest to be paid upon maturity date, and the Company amortized such interest expense during the term of the loan using the effective interest method. Upon the IPO, the Company and the lenders mutually agreed to extend the maturity date to December 31, 2025 and to continue accrue interest through December 31, 2025. As of December 31, 2025, the loan balance, accrued interest and accrued risk premium was approximately $315.

The following table presents the movement in short-term loans:

Balance as of January 1, 2025	$573
Proceeds from short-term loans	300
Accrued interest and amortization of short-term loans’ premium risk	324
Balance as of December 31, 2025	$1,197

Balance as of January 1, 2024	$210
Accrued interest and amortization of short-term loans discount	171
Loan repayment	(325)
Proceeds from short-term loans	400
Conversion of accrued payroll salary into short-term loan	117
Balance as of December 31, 2024	$573

The weighted-average contractual interest rate on short-term loans outstanding was 8% as of December 31, 2025 and 2024.

See also Note 15 below.

Warrants

In accordance with the agreements described above, and upon the closing of the IPO on December 5, 2025, the Company granted warrants to purchase an aggregate of 349,072 Ordinary Shares to the lenders of the January 2024 Loan, the Bridge Loan, the December 2024 Loan and the April 2025 Loan. The exercise price of the warrants is $5.00 per share with an expiration date of December 5, 2028.